Supplement Dated December 1, 2016
To The Prospectus Dated April 25, 2016

JNL® Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Mellon Capital Communications Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund's principal investment strategies, the Fund will replace the MSCI USA IMI Telecom Services 25/50 Index (Net) with the MSCI USA IMI Telecom Services 25/50 Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Mellon Capital Consumer Brands Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund's principal investment strategies, the Fund will replace the MSCI USA IMI Consumer Discretionary Index (Net) with the MSCI USA IMI Consumer Discretionary Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Mellon Capital Financial Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund's principal investment strategies, the Fund will replace the MSCI USA IMI Financials Index (Net) with the MSCI USA IMI Financials Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Mellon Capital Healthcare Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund's principal investment strategies, the Fund will replace the MSCI USA IMI Health Care Index (Net) with the MSCI USA IMI Health Care Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Mellon Capital Oil & Gas Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund's principal investment strategies, the Fund will replace the MSCI USA IMI Energy Index (Net) with the MSCI USA IMI Energy Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Mellon Capital Technology Sector Fund, please delete the third paragraph in its entirety and replace with the following:

Effective December 31, 2015, for consistency with the Fund's principal investment strategies, the Fund will replace the MSCI USA IMI Information Technology Index (Net) with the MSCI USA IMI Information Technology Index (Gross).

This Supplement is dated December 1, 2016.